Restrictions on Cash and Due from Banks (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Minimum Average Reserve Balances Required By Banking Regulators	$ 53	$ 45
Balances held at the central banks and other financial institutions	$ 49,500	$ 41,600